As filed with the Securities and Exchange Commission on January 31, 2007
Registration No. 333-140186

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☑ Pre-Effective Amendment No. 3
☐ Post-Effective Amendment No.
(Check appropriate Box or Boxes)
Goldman Sachs Trust
(Exact Name of Registrant as Specified in Charter)
312-655-4400
(Area Code and Telephone Number)
71 South Wacker Drive, Suite 500
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Peter V. Bonanno, Esq.
Goldman, Sachs & Co.
One New York Plaza, 37th Floor
New York, New York 10004
(Name and address of Agent for Service)
Copies to:
Kenneth L. Greenberg, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.
Title of Securities Being Registered: Shares of Beneficial Interest, $.001 value

It is proposed that this filing will become effective on March 2, 2007 pursuant to Rule 488.
An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

EXPLANATORY NOTE
Addition of Omitted Series/Class Identifier Numbers
The initial Registration Statement on Form N-14 and Pre-Effective Amendments Nos. 1 and 2 (collectively, the ‘Initial Registration Statement’) was filed pursuant to Rule 488 under the Securities Act of 1933 on January 24, 2007 (Accession Numbers 0000950123-07-000723/0000950123-07-000733/0000950123-07-000735). This Pre-Effective Amendment No. 3 is being filed for the sole purpose of adding series/class identifier numbers that were inadvertently omitted from the EDGAR submission of the Initial Registration Statement.
This Amendment No. 3 incorporates by reference the information contained in Parts A and B of the Initial Registration Statement.

GOLDMAN SACHS TRUST
FORM N-14
PART C — OTHER INFORMATION
Item 15. Indemnification
     Article IV of the Agreement and Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (1)(a).
     The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Management Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser’s reckless disregard of its obligation under the Management Agreement. The Management Agreements are incorporated herein by reference to Exhibits (6)(a) through (6)(g).
     Section 9 of the Distribution Agreement between the Registrant and Goldman, Sachs & Co. dated April 30, 1997, as amended October 30, 2003 and Section 7 of the Transfer Agency Agreements between the Registrant and Goldman, Sachs & Co. dated July 15, 1991, May 1, 1988, April 30, 1997 and April 6, 1990 each provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. The Distribution Agreement is incorporated herein by reference as Exhibit (7)(a). The Transfer Agency Agreements are incorporated herein by reference as Exhibits (13)(c), (13)(d), (13)(e), and (13)(f), respectively.
     Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Trust for Credit Unions, Goldman Sachs Variable Insurance Trust and The Commerce Funds insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Item 16. Exhibits
     The following exhibits relating to Goldman Sachs Trust are incorporated herein by reference to Post-Effective Amendment No. 26 to Goldman Sachs Trust’s Registration Statement on Form N-1A (Accession No. 000950130-95-002856); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931); to Post-

Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950130-97-000573); to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805); to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950130-97-0001846); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950130-97-004495); to Post-Effective Amendment No. 41 to such Registration Statement (Accession No 0000950130-98-000676); to Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950130-98-000965); to Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950130-98-002160); to Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950130-98-003563); to Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950130-98-004845); to Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950109-98-005275); to Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950130-98-006081); to Post-Effective Amendment No. 51 to such Registration Statement (Accession No. 0000950130-99-000178); to Post-Effective Amendment No. 52 to such Registration Statement (Accession No. 0000950130-99-000742); to Post-Effective Amendment No. 53 to such Registration Statement (Accession No. 0000950130-99-001069); to Post-Effective Amendment No. 54 to such Registration Statement (Accession No. 0000950130-99-002212); to Post-Effective Amendment No. 55 to such Registration Statement (Accession No. 0000950109-99-002544); to Post-Effective Amendment No. 56 to such Registration Statement (Accession No. 0000950130-99-005294); to Post-Effective Amendment No. 57 to such Registration Statement (Accession No. 0000950109-99-003474); to Post-Effective Amendment No. 58 to such Registration Statement (Accession No. 0000950109-99-004208); to Post-Effective Amendment No. 59 to such Registration Statement (Accession No. 0000950130-99-006810); to Post-Effective Amendment No. 60 to such Registration Statement (Accession No. 0000950109-99-004538) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 61 to such Registration Statement (Accession No. 0000950130-00-000099) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 62 to such Registration Statement (Accession No. 0000950109-00-000585); to Post-Effective Amendment No. 63 to such Registration Statement (Accession No. 0000950109-00-001365); to Post-Effective Amendment No. 64 to such Registration Statement (Accession No. 0000950130-00-002072); to Post-Effective Amendment No. 65 to such Registration Statement (Accession No. 0000950130-00-002509); to Post-Effective Amendment No. 66 to such Registration Statement (Accession No. 0000950130-00-003033); to Post-Effective Amendment No. 67 to such Registration Statement (Accession No. 0000950130-00-003405); to Post-Effective Amendment No. 68 to such Registration Statement (Accession No. 0000950109-00-500123); to Post-Effective Amendment No. 69 to such Registration Statement (Accession No. 0000950109-00-500156); to Post-Effective Amendment No. 70 to such Registration Statement (Accession No. 0000950109-01-000419); to Post-Effective Amendment No. 71 to such Registration Statement (Accession No. 0000950109-01-500094); to Post-Effective Amendment No. 72 to such Registration Statement (Accession No. 0000950109-01-500540); to Post-Effective Amendment No. 73 to such Registration Statement (Accession No. 0000950123-01-509514); to Post-Effective Amendment No. 74 to such Registration Statement (Accession No. 0000950123-02-002026); to Post-Effective Amendment No. 75 to such Registration Statement (Accession No. 0000950123-02-003780); to Post-Effective Amendment No. 76 to such Registration Statement (Accession No. 0000950123-02-006143); to Post-Effective Amendment No. 77 to such Registration Statement (Accession

No. 0000950123-02-006151); to Post-Effective Amendment No. 78 to such Registration Statement (Accession No. 0000950123-02-007177); to Post-Effective Amendment No. 79 to such Registration Statement (Accession No. 0000950123-02-011711); to Post-Effective Amendment No. 80 to such Registration Statement (Accession No. 0000950123-02-011988); to Post-Effective Amendment No. 81 to such Registration Statement (Accession No. 0000950123-03-001754); to Post-Effective Amendment No. 82 to such Registration Statement (Accession No. 0000950123-03-004262); to Post-Effective Amendment No. 83 to such Registration Statement (Accession No. 0000950123-03-007054); to Post-Effective Amendment No. 84 to such Registration Statement (Accession No. 0000950123-03-009618); to Post-Effective Amendment No. 85 to such Registration Statement (Accession No. 0000950123-03-013727); to Post-Effective Amendment No. 86 to such Registration Statement (Accession No. 0000950123-04-002212); to Post-Effective Amendment No. 87 to such Registration Statement (Accession No. 0000950123-04-003073); to the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds (“Acquisition”) (Accession No. 0000950123-04-008643); to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-04-004668) to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-04-015178); to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-007490); to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-011442); to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-014459); to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (0000950123-05-015341); to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-001985); to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-002378); to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-005419); to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-007014); to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-008041); to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-012408); to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-012620); to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-015465) to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (0000950123-07-0000569); to Form N-14 (0000950123-07-000723); to Form N-14/A (0000950123-07-000733); and to Form N-14/A (0000950123-07-000735).

(1)	(a)	Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

	(b)	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997. (Accession No. 0000950130-97-004495).

	(c)	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-97-004495).

(d)	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

(e)	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

(f)	Amendment No. 5 dated April 23, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

(g)	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

(h)	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-006081).

(i)	Amendment No. 8 dated January 22, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-000742).

(j)	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-99-002544).

(k)	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(l)	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(m)	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-004208).

(n)	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-00-000585).

(o)	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-00-002509).

(p)	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust, as amended, dated January 28, 1997. (Accession No. 0000950109-00-500123).

(q)	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950109-01-500540).

(r)	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-01-509514).

(s)	Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(t)	Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(u)	Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(v)	Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-03-001754).

(w)	Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

(x)	Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

(y)	Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-008643).

(z)	Amendment No. 25 dated April 21, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-015178).

(aa)	Amendment No. 26 dated November 4, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-015178).

(bb)	Amendment No. 27 dated February 10, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-007490).

(cc)	Amendment No. 28 dated May 12, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

(dd)	Amendment No. 29 dated June 16, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

(ee)	Amendment No. 30 dated August 4, 2005 to the Agreement and Declaration of Trust dated January 28, 1977. (Accession No. 0000950123-05-014459)

(ff)	Amendment No. 32 dated December 31, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 (Accession No. 0000950123-05-015341).

(gg)	Amendment No. 31 dated November 2, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-007014).

(hh)	Amendment No. 33 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-007014).

(ii)	Amendment No. 34 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-007014).

(jj)	Amendment No. 36 dated June 15, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-010686).

(kk)	Amendment No. 35 dated May 11, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-008041).

(ll)	Amendment No. 37 dated August 10, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-015465).

(mm)	Amendment No. 38 dated November 9, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-015465).

(2)	(a)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997. (Accession No. 0000950130-97-000573).
(b)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated July 27, 1999. (Accession No. 0000950130-99-005294).

(c)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-02-011711).

(d)	Amendment to Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-04-015178).

(e)	Amendment No. 1 dated November 4, 2004 to Amended and Restated By-Laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-04-007490).

(3)		Not Applicable

(4)	(a)	Agreement and Plan of Reorganization for the AXA Enterprise Funds Trust dated January 24, 2007. (Accession No. 0000950123-07-000723).

	(b)	Agreement and Plan of Reorganization for the AXA Enterprise Multimanager Funds Trust dated January 24, 2007. (Accession No. 0000950123-07-000723).

	(c)	Agreement and Plan of Reorganization for the Enterprise Group of Funds, Inc. dated January 24, 2007. (Accession No. 0000950123-07-000723).

(5)	Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (1)(a) and Article III of the

Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (2)(c).

(6)	(a)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

	(b)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Adjustable Rate Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

	(c)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

	(d)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

	(e)	Management Agreement dated April 30, 1997 between the Registrant, on behalf of Goldman Sachs — Institutional Liquid Assets, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

	(f)	Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman, Sachs Asset Management International. (Accession No. 0000950109-98-005275).

	(g)	Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

	(h)	Amended Annex A to Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management (Conservative Strategy Portfolio) (Accession No. 0000950130-99-000742).

	(i)	Amended Annex A dated April 28, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-99-002544).

	(j)	Amended Annex A dated July 27, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-005294).

	(k)	Amended Annex A dated October 26, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-004208).

(l)	Amended Annex A dated February 3, 2000 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-00-001365).

(m)	Amended Annex A dated April 26, 2000 to Management Agreement dated April 30, 1997 (Accession No. 0000950130-00-002509).

(n)	Amended Annex A dated January 30, 2001 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-01-500094).

(o)	Amended Annex A dated April 25, 2001 to Management Agreement, dated April 30, 1997. (Accession No. 0000950123-01-509514).

(p)	Amended Annex A dated August 1, 2002 to Management Agreement, dated April 30, 1997. (Accession No. 0000950123-02-011711).

(q)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Short-Duration Tax-Free Fund). (Accession No. 0000950123-03-007054).

(r)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Money Market Funds). (Accession No. 0000950123-03-007054).

(s)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Fixed Income, Equity, Specialty and Money Market Funds). (Accession No. 0000950123-03-007054).

(t)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Core Fixed Income Fund). (Accession No. 0000950123-03-007054).

(u)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Asset Allocation Funds). (Accession No. 0000950123-03-007054).

(v)	Amended Annex A dated July 31, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-009618).

(w)	Amended Annex A dated October 30, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-013727).

(x)	Amended Annex A dated November 2, 2005 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-05-014459).

(y)	Amended Annex A dated November 12, 2005 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-05-014459).

(z)	Amended Annex A dated November 9, 2006 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-06- 015465).

(aa)	Fee Reduction Commitment dated January 1, 2005 among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Trust relating to the Capital Growth, CORE Large Cap Growth, CORE U.S. Equity and International Growth Opportunities Funds. (Accession No. 0000950123-04-007490).

(bb)	Fee Reduction Commitment dated February 25, 2005 among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Trust relating to the Government Income and Global Income and Funds. (Accession No. 0000950123-04-007490).

(cc)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the CORE Tax-Managed Equity Fund. (Accession No. 0000950123-04-007490).

(dd)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Aggressive Growth Strategy, Balanced Strategy, Growth and Income Strategy and Growth Strategy Portfolios. (Accession No. 0000950123-04-007490).

(ee)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Tax-Free Fund. (Accession No. 0000950123-06-015465).

(ff)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Core Fixed Income Fund. (Accession No. 0000950123-06-015465).

(gg)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Government Fund. (Accession No. 0000950123-06-015465).

(hh)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Ultra-Short Duration Government Fund. (Accession No. 0000950123-06-015465).

(ii)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Enhanced Income Fund, Global Income fund, Government Income Fund, Municipal Income Fund, Investment Grade Credit Fund, U.S. Mortgages Fund, High Yield Fund, High Yield Municipal Fund and Emerging Markets Debt Fund. (Accession No. 0000950123-06-015465).

(jj)	Fee Reduction Commitment dated April 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Balanced Fund, CORE Large Cap Value Fund, Growth and Income Fund, Real Estate Securities Fund, Asia Growth Fund, CORE International Equity Fund, CORE U.S. Equity Fund, CORE Large Cap Growth Fund, European Equity Fund, International Equity Fund, Large Cap Value Fund, Strategic Growth Fund, Research Select Fund, CORE Tax-Managed Equity Fund, Tollkeeper Fund, Concentrated Growth Fund, Japanese Equity Fund, CORE Small Cap Equity Fund, Emerging Markets Equity Fund, International Growth Opportunities Fund, Mid-Cap Value Fund, Small Cap Value Fund and Growth Opportunities Fund. (Accession No. 0000950123-06-015465).

(7)	(a)	Distribution Agreement dated April 30, 1997, as amended October 30, 2003. (Accession No. 0000950123-03-013727).

	(b)	Amended Exhibit A dated November 9, 2006 to the Distribution Agreement dated April 30, 1997, as amended October 30, 2003. (Accession No. 0000950123-06-015465).

(8)	Not applicable.

(9)	(a)	Custodian Agreement dated July 15, 1991, between Registrant and State Street Bank and Trust Company. (Accession No. 0000950130-95-002856).

	(b)	Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs -

Institutional Liquid Assets, filed as Exhibit 8(a). (Accession No. 0000950130-98-000965).

(c)	Letter Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(b). (Accession No. 0000950130-98-000965).

(d)	Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit 9(b). (Accession No. 0000950130-98-000965).

(e)	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company. (Accession No. 0000950130-97-004495).

(f)	Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges under the Custodian Agreement, filed as Exhibit 8(d). (Accession No. 0000950130-98-000965).

(g)	Letter Agreement dated March 29, 1983 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(f). (Accession No. 0000950130-98-000965).

(h)	Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the creation of a joint repurchase agreement account, filed as Exhibit 8(g). (Accession No. 0000950130-98-000965).

(i)	Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h). (Accession No. 0000950130-98-000965).

(j)	Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as Exhibit 8(i). (Accession No. 0000950130-98-000965).

(k)	Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(l)	Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges. (Accession No. 0000950130-98-000965).

(m)	Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(n)	Letter Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Security Pacific National Bank as its subcustodian and certain other matters. (Accession No. 0000950130-98-000965).

(o)	Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(p)	Amendment dated December 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(q)	Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund. (Accession No. 0000950130-98-006081).

(r)	Sub-Custodian Agreement dated March 29, 1983 between State Street Bank and Trust Company and Bank of America, National Trust and Savings Association on behalf of Goldman Sachs Institutional Liquid Assets. (Accession No. 0000950130-98-006081).

(s)	Fee schedule dated January 8, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Conservative Strategy Portfolio). (Accession No. 0000950130-99-000742).

(t)	Fee schedule dated April 12, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Strategic Growth and Growth Opportunities Portfolios). (Accession No. 0000950109-99-002544).

(u)	Fee schedule dated July 19, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Internet Tollkeeper Fund). (Accession No. 0000950130-99-005294).

(v)	Fee schedule dated October 1, 1999 relating to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Large Cap Value Fund). (Accession No. 0000950130-99-006810).

(w)	Fee schedule dated January 12, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (CORE Tax-Managed Equity Fund). (Accession No. 0000950109-00-000585).

(x)	Fee schedule dated January 6, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (High Yield Municipal Fund). (Accession No. 0000950109-00-000585).

(y)	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Research Select Fund). (Accession No. 0000950130-00-002509).

(z)	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Enhanced Income Fund). (Accession No. 0000950130-00-002509).

(aa)	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950109-00-000585).

(bb)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated December 27, 1978. (Accession No. 0000950109-00-000585).

(cc)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated April 6, 1990. (Accession No. 0000950109-00-000585).

(dd)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated July 15, 1991. (Accession No. 0000950109-00-000585).

(ee)	Letter Agreement dated January 29, 2001 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Global Consumer Growth Fund, Global Financial Services Fund, Global Health Sciences Fund, Global Infrastructure and Resources Fund and Global Technology Fund). (Accession No. 0000950109-01-500540).

(ff)	Amendment dated July 2, 2001 to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(gg)	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(hh)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(ii)	Form of amendment to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(jj)	Amendment to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-02-003780).

(kk)	Amendment to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-02-003780).

(ll)	Letter Amendment dated May 15, 2002 to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950123-02-011711).

(mm)	Global Custody Agreement dated June 30, 2006 between Registrant and J.P. Morgan Chase Bank, N.A. (Accession No. 0000950123-07-000569).

(10)	(a)	Class A Distribution and Service Plan amended and restated as of May 5, 2004 (Accession No. 0000950123-04-015178).

(b)	Class B Distribution and Service Plan amended and restated as of February 4, 2004 (Accession No. 0000950123-04-002212).

(c)	Class C Distribution and Service Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(d)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(e)	Revised plan dated October 30, 2003 entered into by Registrant pursuant to Rule 18f-3. (Accession No. 0000950123-03-013727).
(11)	Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable. (Accession No. 0000950123-07-000723).

(12)	Forms of opinion of counsel with respect to certain tax consequences. (Accession No. 0000950123-07-000723). Final signed opinion will be filed by post-effective amendment pursuant to an undertaking.

(13)	(a)	Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company. (Accession No. 0000950130-98-000965).
(b)	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company. (Accession No. 0000950130-98-000965).

(c)	Transfer Agency Agreement dated July 15, 1991 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-95-002856).

(d)	Transfer Agency Agreement dated May 1, 1988 between Goldman Sachs Institutional Liquid Assets and Goldman, Sachs & Co. (Accession No. 0000950130-98-006081).

(e)	Transfer Agency Agreement dated April 30, 1997 between Registrant and Goldman, Sachs & Co. on behalf of the Financial Square Funds. (Accession No. 0000950130-98-006081).

(f)	Transfer Agency Agreement dated April 6, 1990 between GS-Capital Growth Fund, Inc. and Goldman Sachs & Co. (Accession No. 0000950130-98-006081).

(g)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity

Funds and Goldman Sachs International Equity Funds. (Accession No. 0000950130-98-006081).

(h)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs — Institutional Liquid Assets Portfolios. (Accession No. 0000950130-98-006081).

(i)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares of Goldman Sachs Financial Square Funds. (Accession No. 0000950130-98-006081).

(j)	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of all Funds other than ILA and FST money market funds. (Accession No. 0000950109-01-500540).

(k)	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the ILA portfolios. (Accession No. 0000950109-01-500540).

(l)	Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Select Class, the Preferred Class, the Administration Class, the Service Class and the Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Institutional Liquid Assets Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Asset Allocation Portfolios. (Accession No. 0000950109-01-500540).

(m)	Form of fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the Cash Portfolio (Accession No. 0000950123-01-509514).

(n)	Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Institutional Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(o)	Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(p)	Goldman Sachs Institutional Liquid Assets Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(q)	Goldman Sachs Cash Management Shares Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-06-001985).

(r)	Goldman Sachs FST Select Class Select Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(s)	Goldman Sachs FST Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(t)	Goldman Sachs FST Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(u)	Goldman Sachs Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(v)	Goldman Sachs Institutional Liquid Assets Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(w)	Goldman Sachs Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(x)	Goldman Sachs Cash Portfolio Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(y)	Goldman Sachs Cash Portfolio Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(z)	Goldman Sachs FST Capital Administration Class Capital Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(aa)	Goldman Sachs Account Service Plan for Institutional Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

(bb)	Goldman Sachs Account Service Plan for Class A Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

(cc)	Goldman Sachs FST Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(dd)	Mutual Fund Service Agreement dated June 30, 2006 between Registrant and J.P. Morgan Investors Service Co. (Accession No. 00009501233-07- 000569).

(14)	(a)	Consents of PricewaterhouseCoopers LLP. (Accession No. 0000950123-07-000723).

	(b)	Consents of PricewaterhouseCoopers LLP. (Accession No. 0000950123-07-000723).

	(c)	Consents of Ernst & Young LLP. (Accession No. 0000950123-07-000723).

(15)	Not Applicable

(16)	(a)	Certificate of Secretary. (Accession No. 0000950123-07-000723).

	(b)	Powers of Attorney. (Accession No. 0000950123-07-000723).

(17)	(a)	Form of Voting Instruction Form. (Accession No. 0000950123-07-000723).
(b)	Prospectus dated December 29, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Structured International Equity Fund. (Accession No. 0000950123-07-000733).

(c)	Prospectus dated December 29, 2006 with respect to Institutional Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Structured International Equity Fund. (Accession No. 0000950123-07-000733).

(d)	Prospectus dated December 29, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund and Goldman Sachs Small Cap Value Fund. (Accession No. 0000950123-07-000733).

(e)	Supplement dated January 9, 2007 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional

Shares dated December 29, 2006 with respect to the Goldman Sachs Mid Cap Value Fund and Goldman Sachs Small Cap Value Fund. (Accession No. 0000950123-07-000733).

(f)	Prospectus dated December 29, 2006 with respect to Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund and Goldman Sachs Small Cap Value Fund. (Accession No. 0000950123-07-000733).

(g)	Prospectus dated December 29, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund. (Accession No. 0000950123-07-000733).

(h)	Prospectus dated December 29, 2006 with respect to Institutional Shares of the Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund. (Accession No. 0000950123-07-000733).

(i)	Supplement dated January 9, 2007 to the Prospectuses for Class A Shares, Class B Shares and Class C Shares of the Domestic Equity Funds dated December 29, 2006; Class A Shares, Class B Shares and Class C Shares of the International Equity Funds dated December 29, 2006; and Class A Shares, Class B Shares and Class C Shares of the Structured Equity Funds dated December 29, 2006. (Accession No. 0000950123-07-000733).

(j)	Prospectus dated February 28, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund. (Accession No. 0000950123-07-000733).

(k)	Supplement dated June 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, and Class C Shares dated February 28, 2006 with respect to the Goldman Sachs High Yield Fund. (Accession No. 0000950123-07-000733).

(l)	Supplement dated December 13, 2006 to the Prospectus for the Class A Shares dated February 28, 2006 with respect to the Goldman Sachs Enhanced Income Fund. (Accession No. 0000950123-07-000733).

(m)	Prospectus dated February 28, 2006 with respect to Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund. (Accession No. 0000950123-07-000733).

(n)	Supplement dated September 8, 2006 to the Prospectus for the Class A Shares, Class B Shares and Class C Shares dated February 28, 2006 with respect to the Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund and Goldman Sachs Emerging Markets Debt Fund (Class A Shares only); and the Prospectus for the Institutional Shares dated February 28, 2006 with respect to the Goldman Sachs Emerging Markets Debt Fund. (Accession No. 0000950123-07-000733).

(o)	Supplement dated December 13, 2006 to the Prospectus for the Institutional Shares dated February 28, 2006 with respect to the Goldman Sachs Enhanced Income Fund. (Accession No. 0000950123-07-000733).

(p)	Prospectus dated February 28, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund. (Accession No. 0000950123-07-000733).

(q)	Supplement dated December 13, 2006 to the Prospectus for the Class A Shares, Class B Shares and Class C Shares dated February 28, 2006 with respect to the Goldman Sachs Municipal Income Fund. (Accession No. 0000950123-07-000733).

(r)	Prospectus dated February 28, 2006 with respect to Institutional Shares of the Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund. (Accession No. 0000950123-07-000733).

(s)	Supplement dated September 8, 2006 to the Prospectus for the Class A Shares, Class B Shares and Class C Shares dated February 28, 2006 with respect to the Goldman Sachs Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund (Class A Shares and Class C Shares only) and Goldman Sachs New York Intermediate AMT-Free Municipal Fund (Class A Shares and Class C Shares only); and the Prospectus for the Institutional Shares dated February 28, 2006 with respect to the Goldman Sachs Municipal Income Fund, Goldman Sachs High Yield Municipal

Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund and Goldman Sachs New York Intermediate AMT-Free Municipal Fund. (Accession No. 0000950123-07-000733).

(t)	Supplement dated December 13, 2006 to the Prospectus for the Institutional Shares dated February 28, 2006 with respect to the Goldman Sachs Municipal Income Fund. (Accession No. 0000950123-07-000733).

(u)	Prospectus dated January 19, 2007 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Strategic International Equity Fund. (Accession No. 0000950123-07-000733).

(v)	Prospectus dated January 19, 2007 with respect to Institutional Shares of the Goldman Sachs Strategic International Equity Fund. (Accession No. 0000950123-07-000733).

(w)	Prospectus dated January 19, 2007 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund. (Accession No. 0000950123-07-000733).

(x)	Prospectus dated January 19, 2007 with respect to Institutional Shares of the Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund. (Accession No. 0000950123-07-000733).

(y)	Prospectus dated October 16, 2006 with respect to Class A Shares and Class C Shares of the Goldman Sachs Core Plus Fixed Income Fund. (Accession No. 0000950123-07-000733).

(z)	Supplement dated January 9, 2007 to the Prospectuses for Class A Shares, Class B Shares and Class C Shares of the Municipal Fixed Income Funds dated February 28, 2006; Class A Shares, Class B Shares and Class C Shares of the Taxable Fixed Income Funds dated February 28, 2006; and Class A Shares and Class C Shares of the Taxable Fixed Income Funds Prospectus for the Core Plus Fixed Income dated October 16, 2006, as amended November 29, 2006. (Accession No. 0000950123-07-000733).

(aa)	Prospectus dated December 15, 2006 with respect to Class B Shares of the Goldman Sachs Core Plus Fixed Income Fund. (Accession No. 0000950123-07-000733).

(bb)	Prospectus dated October 16, 2006 with respect to Institutional Shares of the Goldman Sachs Core Plus Fixed Income Fund. (Accession No. 0000950123-07-000733).

(cc)	Prospectus dated December 15, 2006 with respect to Class B Shares of the Goldman Sachs Enhanced Income Fund. (Accession No. 0000950123-07-000733).

(dd)	Prospectus dated April 28, 2006 with respect to Class B Shares, Class C Shares and ILA Service Shares of the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio and Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio. (Accession No. 0000950123-07-000733).

(ee)	Prospectus dated April 28, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs Tollkeeper FundSM, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund. (Accession No. 0000950123-07-000733).

(ff)	Prospectus dated April 28, 2006 with respect to Institutional Shares of the Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs Tollkeeper FundSM, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund. (Accession No. 0000950123-07-000733).

(gg)	Prospectus dated April 28, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio. (Accession No. 0000950123-07-000733).

(hh)	Prospectus dated April 28, 2006 with respect to Institutional Shares of the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio. (Accession No. 0000950123-07-000733).

(ii)	Supplement dated September 8, 2006 to the Prospectuses for Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Asset Allocation Portfolios dated April 28, 2006; and Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Specialty Funds dated April 28, 2006. (Accession No. 0000950123-07-000733).

(jj)	Supplement dated January 9, 2007 to the Prospectuses for Class A Shares, Class B Shares and Class C Shares of the Asset Allocation Portfolios dated April 28, 2006; and Class A Shares, Class B Shares and Class C Shares of the Specialty Funds dated April 28, 2006. (Accession No. 0000950123-07-000733).

(kk)	Statement of Additional Information dated December 29, 2006, as amended January 8, 2007, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid-Cap Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman

Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Equity Fund and Goldman Sachs Concentrated Growth Fund. (Accession No. 0000950123-07-000733).

(ll)	Statement of Additional Information dated February 28, 2006, as amended July 12, 2006, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares, Institutional Shares, Administration Shares, and Separate Account Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund. (Accession No. 0000950123-07-000733).

(mm)	Statement of Additional Information dated January 10, 2007 with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Structured Small Cap Value Fund, Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Strategic International Equity Fund. (Accession No. 0000950123-07-000733).

(nn)	Statement of Additional Information dated October 16, 2006, as amended November 29, 2006, with respect to Class A Shares, Class C Shares and Institutional Shares of the Goldman Sachs Core Plus Fixed Income Fund. (Accession No. 0000950123-07-000733).

(oo)	Statement of Additional Information dated January 10, 2007 with respect to Class B Shares of the Goldman Sachs Enhanced Income Fund and Class B Shares and Service Shares of the Goldman Sachs Core Plus Fixed Income Fund. (Accession No. 0000950123-07-000733).

(pp)	Statement of Additional Information dated April 28, 2006, as amended June 16, 2006, with respect to (i) ILA Shares, ILA Administration Shares, ILA Service Shares and ILA Cash Management Shares of: ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Treasury Obligations Portfolio, ILA Treasury Instruments Portfolio, ILA Government Portfolio, ILA Federal Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio; (ii) ILA Class B and Class C Shares of ILA Prime Obligations Portfolio; and (iii) FST Shares, FST Service Shares, FST Administration Shares, FST Preferred Shares, FST Select Shares and FST Capital Shares of: Goldman Sachs — Financial Square Prime Obligations Fund, Goldman Sachs — Financial Square Money Market Fund, Goldman Sachs — Financial Square Treasury Obligations Fund, Goldman Sachs — Financial Square Treasury Instruments Fund, Goldman

Sachs — Financial Square Government Fund, Goldman Sachs — Financial Square Federal Fund, and Goldman Sachs — Financial Square Tax-Free Money Market Fund. (Accession No. 0000950123-07-000733).

(qq)	Statement of Additional Information dated April 28, 2006, as amended June 16, 2006, with respect to the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs Tollkeeper FundSM, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund. (Accession No. 0000950123-07-000733).

(rr)	Statement of Additional Information dated April 28, 2006, as amended June 16, 2006, with respect to the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio. (Accession No. 0000950123-07-000733).

(ss)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured Large Cap Value Fund, and Goldman Sachs Structured International Equity Fund. (Accession No. 0000950123-07-000733).

(tt)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Growth Opportunities Fund and Goldman Sachs Small/Mid-Cap Growth Fund. (Accession No. 0000950123-07-000733).

(uu)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Large Cap Value Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund and Goldman Sachs Small Cap Value Fund. (Accession No. 0000950123-07-000733).

(vv)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Growth Opportunities Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Growth Fund. (Accession No. 0000950123-07-000733).

(ww)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Investment Grade Credit Fund. (Accession No. 0000950123-07-000733).

(xx)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund and Goldman Sachs Short Duration Government Fund. (Accession No. 0000950123-07-000733).

(yy)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund. (Accession No. 0000950123-07-000733).

(zz)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund and Goldman Sachs Emerging Markets Debt Fund. (Accession No. 0000950123-07-000733).

(aaa)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2005 with respect to the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio, Goldman Sachs Institutional Liquid Assets Money Market Portfolio, Goldman Sachs Institutional Liquid Assets Government Portfolio, Goldman Sachs Institutional Liquid Assets Treasury Obligations Portfolio, Goldman Sachs Institutional Liquid Assets Treasury Instruments Portfolio, Goldman Sachs Institutional Liquid Assets Federal Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio and Goldman Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio. (Accession No. 0000950123-07-000735).

(bbb)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2006 with respect to the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio, Goldman Sachs Institutional Liquid Assets Money Market Portfolio, Goldman Sachs Institutional Liquid Assets Government Portfolio, Goldman Sachs Institutional Liquid Assets Treasury Obligations Portfolio, Goldman Sachs Institutional Liquid Assets Treasury Instruments Portfolio, Goldman Sachs Institutional Liquid Assets Federal Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio and Goldman Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio. (Accession No. 0000950123-07-000735).

(ccc)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2005 with respect to the Goldman Sachs Tollkeeper FundSM, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund. (Accession No. 0000950123-07-000735).

(ddd)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2006 with respect to the Goldman Sachs Tollkeeper

FundSM, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund. (Accession No. 0000950123-07-000735).

(eee)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2005 with respect to the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio. (Accession No. 0000950123-07-000735).

(fff)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2006 with respect to the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio. (Accession No. 0000950123-07-000735).

(ggg)	Prospectus dated March 1, 2006 with respect to the Class A Shares, Class B Shares, Class C Shares and Class Y Shares of the AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Multi-Cap Growth Fund, AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Global Financial Services Fund, AXA Enterprise Global Socially Responsive Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(hhh)	Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Multi-Cap Growth Fund, AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Global Financial Services Fund, AXA Enterprise Global Socially Responsive Fund, AXA Enterprise Mergers and Acquisitions Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(iii)	Supplement dated March 16, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Global Socially Responsive Fund and AXA Enterprise Large Cap Growth Fund (formerly, Multi-Cap Growth Fund) of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(jjj)	Supplement dated March 16, 2006 to the Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Global Socially Responsive Fund and AXA Enterprise Multi-Cap Growth Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(kkk)	Supplement dated March 27, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Global Socially Responsive Fund and AXA Enterprise Large Cap Growth Fund (formerly, Multi-Cap Growth Fund) of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(lll)	Supplement dated May 30, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares and Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Tax Exempt Income Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(mmm)	Supplement dated July 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Large Cap Growth Fund (formerly, Multi-Cap Growth Fund), AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Global Financial Services Fund, AXA Enterprise Global Socially Responsive Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(nnn)	Supplement dated October 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Short Duration Bond Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(ooo)	Supplement dated October 1, 2006 to the Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Short Duration Bond Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(ppp)	Supplement dated December 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Tax-Exempt Income Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(qqq)	Supplement dated December 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares and Statement

of Additional Information each dated March 1, 2006 with respect to the AXA Enterprise Funds of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(rrr)	Supplement dated January 5, 2007 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Large Cap Growth Fund (formerly, Multi-Cap Growth Fund), AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(sss)	AXA Enterprise Funds Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Large Cap Growth Fund (formerly, Multi-Cap Growth Fund), AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Global Financial Services Fund, AXA Enterprise Global Socially Responsive Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund. (Accession No. 0000950123-07-000735).

(ttt)	Prospectus dated March 1, 2006 with respect to the Class A Shares, Class B Shares, Class C Shares, Class P Shares, and Class Y Shares of the AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund, AXA Enterprise Multimanager Health Care Fund and AXA Enterprise Multimanager Core Bond Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(uuu)	Prospectus dated March 1, 2006, as revised May 1, 2006, with respect to the Class A Shares, Class B Shares, Class C Shares and Class Y Shares of the AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund and AXA Enterprise Aggressive Allocation Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(vvv)	Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund, AXA Enterprise Multimanager Health Care Fund, AXA Enterprise Multimanager Core Bond Fund, AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund and AXA Enterprise Aggressive Allocation Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(www)	Supplement dated June 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Multimanager Value Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(xxx)	Supplement dated June 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares and Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Multimanager Value Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(yyy)	Supplement dated July 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund, AXA Enterprise Multimanager Health Care Fund and AXA Enterprise Multimanager Core Bond Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(zzz)	Supplement dated July 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006, as revised May 1, 2006, with respect to the AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund and AXA Enterprise Aggressive Allocation Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(aaaa)	Supplement dated July 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Multimanager Value Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(bbbb)	Supplement dated September 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares and Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Multimanager Core Bond Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(cccc)	Supplement dated December 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares and Statement of Additional Information each dated March 1, 2006 with respect to the AXA Enterprise Multimanager Funds of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(dddd)	Supplement dated December 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006, as revised May 1, 2006, and Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Allocation Funds of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(eeee)	Supplement dated January 5, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund and AXA Enterprise Multimanager Core Bond Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(ffff)	Supplement dated January 5, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund and AXA Enterprise Aggressive Allocation Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(gggg)	AXA Enterprise Multimanager Funds Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund, AXA Enterprise Multimanager Health Care Fund, AXA Enterprise Multimanager Core Bond Fund, AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation

Fund, AXA Enterprise Moderate-Plus Allocation Fund and AXA Enterprise Aggressive Allocation Fund. (Accession No. 0000950123-07-000735).

(hhhh)	Prospectus dated March 1, 2006 with respect to the Class A Shares, Class B Shares, Class C Shares and Class Y Shares of the AXA Enterprise Growth Fund and AXA Enterprise Mergers and Acquisitions Fund of the Enterprise Group of Funds, Inc. (Accession No. 0000950123-07-000735).

(iiii)	Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Growth Fund and AXA Enterprise Mergers and Acquisitions Fund of the Enterprise Group of Funds, Inc. (Accession No. 0000950123-07-000735).

(jjjj)	Supplement dated July 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Growth Fund and AXA Enterprise Mergers and Acquisitions Fund of the Enterprise Group of Funds, Inc. (Accession No. 0000950123-07-000735).

(kkkk)	Supplement dated December 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares and Statement of Additional Information each dated March 1, 2006 with respect to the Enterprise Group Funds of the Enterprise Group of Funds, Inc. (Accession No. 0000950123-07-000735).

(llll)	Supplement dated January 5, 2007 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Growth Fund of the Enterprise Group of Funds, Inc. (Accession No. 0000950123-07-000735).

(mmmm)	The Enterprise Group of Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the AXA Enterprise Growth Fund and AXA Enterprise Mergers and Acquisitions Fund. (Accession No. 0000950123-07-000735).
Item 17. Undertakings
(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and State of New York, on the 31st of January, 2007.

GOLDMAN SACHS TRUST Registrant
By:	/s/ Peter V. Bonanno
Peter V. Bonanno
Secretary

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated:

Name	Title	Date

[1] Kaysie P. Uniacke Kaysie P. Uniacke	President (Chief Executive Officer)	January 31, 2007

[1] John M. Perlowski John M. Perlowski	Treasurer (Principal Accounting Officer and Principal Financial Officer)	January 31, 2007

[1] Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	January 31, 2007

[1] John P. Coblentz, Jr. John P. Coblentz, Jr.	Trustee	January 31, 2007

[1] Patrick T. Harker Patrick T. Harker	Trustee	January 31, 2007

[1] Mary Patterson McPherson Mary Patterson McPherson	Trustee	January 31, 2007

[1] Alan A. Shuch Alan A. Shuch	Trustee	January 31, 2007

[1] Richard P. Strubel Richard P. Strubel	Trustee	January 31, 2007

1By:	/s/ Peter V. Bonanno Peter V. Bonanno,
Attorney-In-Fact

[1]	Pursuant to a power of attorney incorporated herein by reference.